Note 11 - Share Capital - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Nov. 30, 2025 $ / shares	Nov. 30, 2024 $ / shares	Nov. 30, 2023 $ / shares
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	15,266,445	15,481,429	14,945,195
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.53	$ 1.61	$ 1.6
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 10 months 20 days
Options Exercisable Number of Options Exercisable	12,448,695
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.48
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 5 months 15 days
Share options 1 [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,905,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.09
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 11 months 4 days
Options Exercisable Number of Options Exercisable	2,905,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.09
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 11 months 4 days
Share options two [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,135,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.22
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 7 months 28 days
Options Exercisable Number of Options Exercisable	2,415,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.22
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 6 months 18 days
Share options three [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,818,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.6
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year 11 months 23 days
Options Exercisable Number of Options Exercisable	3,818,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.6
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year 11 months 23 days
Share options four [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,442,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Outstanding Weighted Average Remaining Contractual Life (Year)	11 months 12 days
Options Exercisable Number of Options Exercisable	2,442,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Exercisable Weighted Average Remaining Contractual Life (Year)	11 months 12 days
Share options five [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,965,945
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.95
Options Outstanding Weighted Average Remaining Contractual Life (Year)	4 years 9 months 10 days
Options Exercisable Number of Options Exercisable	868,195
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.96
Options Exercisable Weighted Average Remaining Contractual Life (Year)	4 years 3 months 7 days
Bottom of range [member] | Share options 1 [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.05
Bottom of range [member] | Share options two [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.1
Bottom of range [member] | Share options three [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.6
Bottom of range [member] | Share options four [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.83
Bottom of range [member] | Share options five [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.94
Top of range [member] | Share options 1 [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.09
Top of range [member] | Share options two [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.59
Top of range [member] | Share options three [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.82
Top of range [member] | Share options four [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.93
Top of range [member] | Share options five [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 3.88